Retained Earnings (Detail Textual)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2019
Retained Earnings (Textual)
Percentage of gross risk bearing assets	1.50%
Percentage of net income approval by board of directors		10.00%